Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Supplemental Cash Flow Information

During the year ended September 30, 2011:

•         The Company issued 23,696,276 shares of common stock for in connection with the conversion of certain notes payable.

•         The Company issued 5,800,000 shares of common stock, having a value of $290,000, in connection with the settlement of accounts payable.

•         The Company issued 20,040,322 shares of common stock for services.  The fair value of the common stock on the date of issuance was $1,911,003.

During the year ended September 30, 2010:

•         The Company issued 37,629,046 shares of common stock for in connection with the conversion of certain notes payable.

•         The Company issued 640,000 shares of common stock, having a value of $555,980, in connection with extending the due dates of certain notes payable.

•         The Company issued 11,988,318 shares of common stock for services.  The fair value of the common stock on the date of issuance was $962,354.